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CONFIDENTIAL

FEB 14 2003

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended December 31, 2002

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
|_| adds new holding entries.

CONFIDENTIAL TREATMENT EXPIRED

03043764

Institutional Manager Filing this Report:

Name: Zimmer Lucas Partners, LLC

Address: 45 Broadway, 28th Floor
New York, New York 10006

13F File Number: 28-04345

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PROCESSED
JAN 23 2004
THOMSON FINANCIAL

Person Signing this Report on Behalf of Reporting Manager:

Name: Stuart J. Zimmer
Title: Managing Member
Phone: 212-440-0740

Signature, Place and Date of Signing:

/s/ Stuart J. Zimmer	New York, New York	February 14, 2003
[Signature]	[City, State]	[Date]

CONFIDENTIAL

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number	Name
28- ________________________	__________________________

[Repeat as necessary.]

Form 13F SUMMARY PAGE

CONFIDENTIAL

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 1

Form 13F Information Table Value Total: $ 753 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.	Form 13F File Number	Name
1	28-7074	Stuart J. Zimmer

[Repeat as necessary.]

02192.0001 #385116

Name of Issuer	Title of Class	Cusip	Fair Market Value (x1000)	Shares/Par	Sole	Investment Discretion	Other Managers	Voting Authority Sole	Voting Authority Shared	Voting Authority None
PEREGRINE PHARMACEUTICALS	Com	713661106	753	964,850.00		964,850.00	1.00		964,850.00	
			753							

CONFIDENTIAL